STATEMENT OF INVESTMENTS
BNY Mellon International Stock Fund

August 31, 2019 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 98.6%
Australia - 3.6%
Cochlear	431,100	63,290,696
CSL	533,400	86,524,895
		149,815,591
Canada - 2.5%
Alimentation Couche Tard, Cl. B	1,629,700	102,575,379
China - 1.9%
CNOOC	54,274,000	80,991,506
Denmark - 6.5%
Coloplast, Cl. B	815,800	97,156,982
Novo Nordisk, Cl. B	1,920,600	99,730,620
Novozymes, Cl. B	1,719,212	73,308,920
		270,196,522
Finland - 2.5%
Kone, Cl. B	1,783,900	103,127,313
France - 9.6%
Air Liquide	809,200	112,636,337
Dassault Systemes	315,677	44,460,977
L'Oreal	292,400	79,890,648
LVMH Moet Hennessy Louis Vuitton	202,300	80,575,224
Total	1,660,000	82,810,560
		400,373,746
Germany - 5.5%
adidas	408,200	120,996,107
SAP	902,200	107,683,732
		228,679,839
Hong Kong - 7.8%
AIA Group	13,613,400	132,393,979
CLP Holdings	7,186,500	74,015,340
Hang Lung Properties	25,615,000	57,892,174
Hong Kong & China Gas	32,140,153	62,063,404
		326,364,897
Ireland - 2.9%
Experian	3,928,700	120,371,534
Japan - 23.2%
Daikin Industries	669,100	82,854,149
Daito Trust Construction	636,500	81,962,818
FANUC	482,500	83,819,245
Kao	1,221,000	88,200,254
Keyence	213,640	126,492,738

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.6% (continued)
Japan - 23.2% (continued)
Makita		1,747,900		51,416,082
MISUMI Group		1,837,800		41,656,915
Murata Manufacturing		1,667,500		69,989,952
Shimano		479,200		68,879,221
Shin-Etsu Chemical		1,011,600		102,031,289
SMC		314,100		118,680,040
Sysmex		828,600		52,897,493
				968,880,196
Netherlands - 2.4%
ASML Holding		448,700		99,738,320
Portugal - .9%
Galp Energia		2,644,000		37,950,900
Spain - 2.3%
Industria de Diseno Textil		3,054,100		94,387,834
Switzerland - 13.5%
Alcon		199,300	[a]	12,142,248
Givaudan		35,300		95,441,071
Kuehne + Nagel International		667,600		97,163,708
Nestle		879,000		98,579,439
Novartis		1,120,000		100,723,617
Roche Holding		353,450		96,634,069
SGS		26,500		65,061,884
				565,746,036
Taiwan - 2.4%
Taiwan Semiconductor Manufacturing, ADR		2,400,400	[b]	102,329,052
United Kingdom - 11.1%
Compass Group		3,574,000		90,586,404
Diageo		1,868,000		79,633,938
Intertek Group		568,500		37,548,233
Reckitt Benckiser Group		1,042,700		81,187,784
Smith & Nephew		4,500,000		107,595,540
Whitbread		1,266,000		67,364,701
				463,916,600
Total Common Stocks (cost $2,911,705,891)				4,115,445,265
	1-Day Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $46,849,762)	2.09	46,849,762	[c]	46,849,762
Total Investments (cost $2,958,555,653)		99.7%		4,162,295,027
Cash and Receivables (Net)		.3%		13,370,013
Net Assets		100.0%		4,175,665,040

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2019, the value of the fund’s securities on loan was $601,083 and the value of the collateral held by the fund was $608,122, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Stock Fund

August 31, 2019 (Unaudited)

The following is a summary of the inputs used as of August 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	4,115,445,265	-	-	4,115,445,265
Investment Companies	46,849,762	-	-	46,849,762

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2019, accumulated net unrealized appreciation on investments was $1,203,739,374, consisting of $1,301,708,506 gross unrealized appreciation and $97,969,132 gross unrealized depreciation.

At August 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.